ACQUISITION OF 2734158 ONTARIO INC.	12 Months Ended
Jun. 30, 2021
ACQUISITION OF 2734158 ONTARIO INC.
13. ACQUISITION OF 2734158 ONTARIO INC.

13.	ACQUISITION OF 2734158 ONTARIO INC.

On May 15, 2020, the Company entered into a subscription agreement to acquire 50.1% ownership interest in 2734158 Ontario Inc. (“273 Ontario”) by subscribing to 501,000 common shares of 273 Ontario for a total consideration of $723,000 (the “Acquisition”). Pursuant to the subscription agreement, the subscription price (the “Subscription Price”) was paid as follows:

•	payment of $200,000 on May 15, 2020 and issuance of 138,589 common shares;
•	payment of $200,000 on June 15, 2020 and issuance of 138,589 common shares;
•	payment of $200,000 on July 15, 2020 and issuance of 138,589 common shares; and
•	payment of $123,000 on August 15, 2020 and issuance of 85,233 common shares.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

Cash	48,850
Other assets	59,040
Computer equipment	16,337
Furniture and fixture	27,222
Leasehold improvement	46,081
Liabilities assumed	(20,328)
Total identifiable net assets acquired	177,202

On August 15, 2020, the total Subscription Price of $723,000 was fully paid to 2734158 Ontario Inc.

The non-controlling interest is calculated as follow.

Consideration	723,000
Ownership acquired	50.1%
Fair value of assets acquired	1,443,114
Consideration	(723,000)
Non-controlling interest	720,114

Licenses allocated from the acquisition has been recognized as follows.

Consideration transferred	723,000
Consideration received by 273 Ontario	(723,000)
Non-controlling interest	720,114
Fair value of identifiable net asets	(177,202)
Fair value of licences	542,912

On September 17, 2020, the Company acquired an additional 10.35% of the common shares of 273 Ontario not previously owned by Cordova (the “Additional Shares”). The total purchase price for the Additional Shares amounted to $305,267, of which $72,539 was paid on closing, and the remaining amounts will be paid as follows:

•	payment of $157,167 paid on the earlier of retail license approval of Cordova by the Alcohol and Gaming Commission of Ontario or January 15, 2021 (the “License Payment”);
•	payment of $36,269 on the date three months after the License Payment; and
•	payment of $39,292 on the date nine months after the License Payment

As Cordova previously controlled 273 Ontario with 50.1% ownership interest, this transaction resulted in a change to Cordova’s ownership stake and was accounted for as an equity transaction.

The $139,095 difference between the carrying value $166,172 for the non-controlling interests and the $305,267 consideration paid was recognized directly in deficit.

During the year ended June 30, 2021, the Company paid $72,539 on closing and the License Payment for total payments in the amount of $265,975. The total amount outstanding for the payment of the Additional Shares as at June 30, 2021 was $39,292.

During the years ended June 30, 2021, 273 Ontario paid dividends in the amount of $450,000. Of the $450,000 dividends paid, $177,975 were paid to the non-controlling interest shareholders of 273 Ontario.